Revenue From Contracts With Customers - Summary of the Set Out Below the Disaggregation of the Group's Revenue from Contracts with Customers (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods	₽ 135,278	₽ 120,792	₽ 81,414
Service revenue:
Marketplace commissions	106,428	44,345	16,503
Advertising revenue	26,268	9,322	3,965
Delivery services	6,287	2,750	1,761
Financial services	1,088
Travel commissions	730	429	445
Other revenue	1,036	577	262
Total service revenue	141,837	57,423	22,936
Total revenue	277,115	178,215	104,350
At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods	135,278	120,792	81,414
Service revenue:
Marketplace commissions	106,428	44,345	16,503
Advertising revenue	0	0	0
Delivery services	5,068	2,219	1,481
Financial services	94
Travel commissions	680	316	425
Other revenue	1,036	577	262
Total service revenue	113,306	47,457	18,671
Total revenue	248,584	168,249	100,085
Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods	0	0	0
Service revenue:
Marketplace commissions	0	0	0
Advertising revenue	26,268	9,322	3,965
Delivery services	1,219	531	280
Financial services	994
Travel commissions	50	113	20
Other revenue	0	0	0
Total service revenue	28,531	9,966	4,265
Total revenue	₽ 28,531	₽ 9,966	₽ 4,265